SHARE-BASED COMPENSATION - Restricted stock units and One-off transaction arrangement for the Chief Executive Officer (Details)			12 Months Ended
	Oct. 26, 2022	Dec. 11, 2020 share grant optionGrant tranche shares	Dec. 31, 2023 shares tranche	Mar. 31, 2023 share
Share based compensation [Line Items]
Award vesting period			3 years
Restricted stock units
Share based compensation [Line Items]
Number of vesting tranches | tranche			4
Award vesting period			4 years
Restricted stock units | Tranche One
Share based compensation [Line Items]
Vesting percentage	0.25
Award vesting period	12 months
Restricted stock units | Tranche Two
Share based compensation [Line Items]
Vesting percentage	0.25
Award vesting period	2 years
Restricted stock units | Tranche Three
Share based compensation [Line Items]
Vesting percentage	0.25
Award vesting period	3 years
Restricted stock units | Tranche Four
Share based compensation [Line Items]
Vesting percentage	0.25
Award vesting period	4 years
Long term incentive plan
Share based compensation [Line Items]
Vesting period after grant date			5 years
Minimum retention period of shares awarded under program			5 years
Long term incentive plan | CEO
Share based compensation [Line Items]
Vesting period after grant date		3 years
Number of option grants | optionGrant		3
Number of awards vested (in shares)		8,400,000	1,400,000	1,400,000
Number of annual restricted share grants | grant		3
Estimated amount of grants as a percentage of base salary (in percentage)		30.00%
Number of options converted (in shares)		8,400,000
Number of option conversion grants | optionGrant		1
Number of shares obtained on option conversion (in shares)		4,200,000
Number of equal annual tranches | tranche		3
Minimum retention period of shares awarded under program		5 years	5 years
Number of shares granted on option conversion (in shares)		4,200,000